Segment reporting - Summary of Operating Results Based on Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 2,231,000	$ 1,835,000	[1]	$ 1,555,000	[1]
Direct and marketing expenses	(1,565,000)	(1,374,000)	[1]	(1,231,000)	[1]
General and administrative expenses	(176,000)	(175,000)	[1]	(159,000)	[1]
Other operating income	9,000	7,000	[1]	7,000	[1]
Betway
Disclosure of operating segments [line items]
Revenue	1,381,000	1,106,000		908,000
Direct and marketing expenses	(892,000)	(799,000)		(759,000)
General and administrative expenses	(95,000)	(89,000)
General and administrative expenses				(83,000)
Other operating income	1,000	4,000		3,000
Adjusted EBITDA	395,000	222,000		69,000
Impairment of assets	(1,000)	(40,000)		(39,000)
Spin
Disclosure of operating segments [line items]
Revenue	850,000	729,000		647,000
Direct and marketing expenses	(588,000)	(493,000)		(416,000)
General and administrative expenses	(51,000)	(53,000)
General and administrative expenses				(46,000)
Other operating income	1,000	2,000		0
Adjusted EBITDA	212,000	185,000		185,000
Impairment of assets	$ (67,000)	$ 0		$ 0

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.